Inventories, Net Narrative (Details) - USD ($) $ in Millions	Mar. 31, 2015	Dec. 31, 2014	Jun. 11, 2014	Dec. 28, 2013	Nov. 15, 2013
Business Acquisition [Line Items]
Obsolete and slow-moving inventories, net of reserves	$ 9.3	$ 7.8		$ 3.3
Parent Company
Business Acquisition [Line Items]
Increase in carrying value of inventory					$ 9.7
Companhia Providencia Industria e Comercio [Member]
Business Acquisition [Line Items]
Increase in carrying value of inventory			$ 4.5